Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Feb. 10, 2014 Atlantic Express Transportation Corporation	Aug. 27, 2013 Williams Bus Lines Co	Jul. 23, 2013 Scholastic Bus Co
Business Acquisition [Line Items]
Current assets, less current liabilities				$ 294	$ 29	$ 298
Property and equipment				19,807	1,343	2,104
Intangible assets				1,736
Deferred taxes				(1,841)	(525)	(772)
Fair value of net assets acquired				19,996	847	1,630
Goodwill	139,158	138,312	142,690		2,557	803
Total					$ 3,404	$ 2,433